DEBT (Narrative) (Details) € in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)
Hypoverinsbank [Member]
Line of Credit Facility [Line Items]
Outstanding amount			€ 1.0	$ 1.1
Credit Facility | €			€ 1.0
Credit facility rate			2.95%	2.95%
Hypoverinsbank [Member] | Euro Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility | €	€ 1.0
Outstanding amount	€ 1.0	$ 1.1
Line of credit facility, interest rate description	The credit facility has a rate of Euro Interbank Offer Rate ("Euribor") plus 2.95% per year	The credit facility has a rate of Euro Interbank Offer Rate ("Euribor") plus 2.95% per year
ClassicPlan Premium Financing [Member] | JustCBD insurance premium loan [Member]
Line of Credit Facility [Line Items]
Loan agreement, face amount					$ 0.2
Loans payable					$ 0.1
Loan agreement, interest rate	10.10%				10.10%
Principal and interest payments		$ 0.1